Related Parties - Additional Information (Detail) ¥ in Millions, $ in Millions	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Aug. 29, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Investments in joint ventures | ¥	¥ 491,067		¥ 416,004
L-H Battery Company, Inc [member]
Disclosure of transactions between related parties [line items]
Investments in joint ventures | $		$ 891		$ 1,627	$ 1,730